Accounts Receivable Net - Summary of Accounts Receivable Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable, Net
Accounts receivable, gross:	¥ 3,233		¥ 6,458
Accounts receivable, net	¥ 3,233	$ 469	¥ 6,458